S-4 Class A Common Stock Subject to Possible Redemption	6 Months Ended
Jun. 30, 2023
Temporary Equity [Line Items]
Class A Common Stock Subject to Possible Redemption	Mezzanine Equity
On August 5, 2021, the Company increased the authorized shares of preferred stock, $0.001 par value, to 2,930,121,789 shares, which includes 2,121,539,537 shares of Seed Preferred, 210,977,985 shares of Seed-1 Preferred, and 597,604,267 shares of Seed-2 Preferred (cumulatively referred to as “pre-2023 preferred stock”).
During the three and six months ended June 30, 2023, no preferred stock warrants were exercised. During the three and six months ended June 30, 2022, preferred stock warrants were exercised and 80,792,496 shares of Seed Preferred were issued in exchange for proceeds of $693,000, as well as a reduction in warrants liability of $9,932,991 for a total of $10,625,991. As of June 30, 2023 and December 31, 2022, the Company had 1,372,152,604 shares of Seed Preferred, 210,977,985 shares of Seed-1 Preferred, and 597,604,267 shares of Seed-2 Preferred that were issued and outstanding.
As of June 30, 2023 and December 31, 2022, the Company has recorded mezzanine equity at historical cost, which was $34,792,203. The fair value of mezzanine equity was calculated using significant unobservable inputs
(Level 3), and as of June 30, 2023 and December 31, 2022, the fair value of mezzanine equity was estimated to be $161,947,417 and $304,205,838, respectively.
a.Voting Rights
The shares of preferred stock include voting rights based on the number of shares of common stock the holders would receive upon conversion.
b.Dividends
The holders of pre-2023 preferred stock are entitled to dividends, which shall accumulate on each outstanding share of pre-2023 preferred stock at the rate per annum of 8% of a base amount equal to the sum of (i) the initial conversion price of approximately $0.0117 per share of Seed Preferred, approximately $0.0023 per share of Seed-1 Preferred, and approximately $0.0046 per share of Seed-2 Preferred, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the pre-2023 preferred stock (“Seed OIP”), and (ii) the amount of any previously accumulated and compounded dividends on such share. Dividends on pre-2023 preferred stock shall only be payable when declared by the Company’s Board of Directors, a dividend on common stock is declared, or conversion of the underlying pre-2023 preferred stock to common stock, none of which has occurred. Further, dividends shall be payable if a Deemed Liquidation Event occurs or upon an IPO resulting in at least $100,000,000 of gross proceeds, neither of which is deemed probable. During the three months ended June 30, 2023 and 2022, dividends in the amount of $473,499 and $423,507, respectively, were accumulated. During the six months ended June 30, 2023 and 2022, dividends in the amount of $932,949 and $831,439, respectively, were accumulated. As of June 30, 2023 and December 31, 2022, the cumulative accumulated dividends were $5,599,612 and $4,666,663, respectively, which are not recognized in the condensed consolidated statements of changes in stockholders’ deficit, and condensed consolidated balance sheets.
Further, if the Company declares, pays or sets aside any dividends on shares of any other class or series of capital stock of the Company (other than dividends on shares of common stock payable in shares of common stock), the holders of the pre-2023 preferred stock shall receive a dividend on each outstanding share of pre-2023 preferred stock in an amount at least equal to the sum of (i) the amount of the aggregate accumulate dividends not previously paid and (ii) an amount equal on a per-share basis to the dividend declared, paid or set aside on shares of any other class or series of capital stock of the Company.
c.Optional Conversion
Each share of pre-2023 preferred stock is convertible, at the option of the holder, at any time, and without payment of any additional consideration, into fully paid shares of the Company’s common stock. The conversion price is equal to the Seed OIP. However, the pre-2023 Seed Preferred shares include an anti-dilution clause whereby if at any time after the original issue date the Company issues additional Shares of common stock without consideration or for a consideration per share less than the applicable pre-2023 preferred conversion price in effect immediately prior to such issuance or deemed issuance, then the applicable seed preferred Conversion Price shall be reduced, concurrently with such issue, from approximately $0.0117 per share of Seed Preferred to approximately $0.0091 per share of seed preferred. The pre-2023 Seed Preferred shares include an anti-dilution factor of approximately 1.288 per share. The optional conversion feature is not required to be bifurcated from the preferred stock since the conversion feature into another form of equity is clearly and closely related to the pre-2023 preferred stock.
d.Mandatory Conversion
Upon either (a) the closing of the sale of the Company’s common stock to the public for a price of at least $0.10 per share in an IPO that results in gross proceeds of at least $100,000,000 whereby the Company’s common stock is listed on the Nasdaq, the New York Stock Exchange, or another exchange approved by the Board of Directors, or (b) the occurrence of an event, specified by vote or written consent of (i) the holders of at least a majority of the outstanding shares of pre-2023 preferred stock and (ii) the Company’s largest pre-2023 preferred stockholder, then all outstanding shares of pre-2023 preferred stock shall automatically be converted into shares of common stock, at the then effective pre-2023 preferred stock conversion rate. The conversion price is equal to the Seed OIP. The mandatory conversion features are not required to be bifurcated from the pre-2023 preferred stock since the Company determined the nature of the host is equity-like and the conversion options would not require bifurcation.
e.Liquidation Event
In the event of a liquidation, dissolution, or winding up of the Company, holders of pre-2023 preferred stock are entitled to be paid out of the assets of the Company available for distribution to its stockholders, or in the event of a Deemed Liquidation Event, preferred stockholders are entitled to be paid out of the consideration payable to stockholders or out of Available Proceeds, both before any payment to holders of common stock and in an amount equal to the Seed OIP plus any accruing, but unpaid dividends (the “Seed PS Liquidation Preference”). As of June 30, 2023, the liquidation preference of Seed Preferred was $21,156,225, Seed-1 Preferred was $566,473 and Seed-2 Preferred was $3,209,121, for a total of $24,931,819. The carrying amount of pre-2023 preferred stock is greater than the Seed PS Liquidation Preference due to the warrant fair values which were added to the carrying amount of pre-2023 preferred stock upon exercise, partially offset by the accumulated dividends.
If upon such liquidation, dissolution, or winding up of the Company, or Deemed Liquidation Event, the assets of the Company available for distribution to its stockholders are not sufficient to satisfy the Seed PS Liquidation Preference, the holders of shares of pre-2023 preferred stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.
In the event of a liquidation, dissolution, or winding up of the Company, after satisfying the Seed PS Liquidation Preference, the holders of shares of the common stock shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, or, in the case of a Deemed Liquidation Event, the holders of shares of common stock shall be entitled to be paid out of the consideration payable to stockholders or out of the Available Proceeds in an amount equal to approximately $0.0117 per share (the “Common Stock Liquidation Amount”).
If upon any such liquidation, dissolution or winding up of the Company or Deemed Liquidation Event, after satisfaction of the Seed PS Liquidation Preference, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of common stock the full amount to which they shall be entitled under the Common Stock Liquidation Amount, the holders of shares of common stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.
In the event of any liquidation, dissolution or winding up of the Company, after the payment in full of the Seed PS Liquidation Preference and the Common Stock Liquidation Amount the remaining assets of the Company available for distribution to its stockholders or, in the case of a Deemed Liquidation Event, the consideration not payable to the holders of shares of preferred pursuant to the Seed PS Liquidation Preference and the holders of shares of common stock pursuant to the Common Stock Liquidation Amount or the remaining Available Proceeds, as the case may be, shall be distributed among the holders of the shares of preferred stock and common stock, pro rata based on the number of shares held by each such holder, treating for this purpose all such securities as if they had been converted to common stock immediately prior to such liquidation, dissolution or winding up of the Company.
f.Deemed Liquidation Event
Deemed Liquidation Events are defined as (1) a merger or consolidation, (2) the sale, lease, transfer, exclusive license or other disposition, whether in a single or series of related transactions, of substantially all the assets of the Company taken as a whole, (3) the sale or transfer by the Company or its stockholders of more than 50% of the voting power of the Company in a single or series of related transactions other than in a transaction or series of transactions effected by the Company primarily for financing purposes.
In the event of a Deemed Liquidation Event involving a consolidation or a transfer of substantially all the assets of the Company, if the Company does not effect a dissolution of the Company under the law within ninety (90) days after such Deemed Liquidation Event, then (i) the Company shall send a written notice to each holder of pre-2023 preferred stock no later than the ninetieth (90th) day after the Deemed Liquidation Event advising such holders of their right (and the requirements to be met to secure such right) pursuant to the terms of the following clause; (ii) to require the redemption of such shares of pre-2023 preferred stock, and (iii) if the holders of at least a majority of the then outstanding shares of pre-2023 preferred stock so request in a written instrument delivered to the Company not later than one hundred twenty (120) days after such Deemed Liquidation Event, the Company shall use the consideration received by the Company for such Deemed Liquidation Event (net of any retained liabilities associated with the assets sold or technology licensed, as determined in good faith by the Board of Directors of the Company), together with any other assets of the Company available for distribution to its stockholders, all to the extent permitted by Delaware law governing distributions to stockholders (“Available Proceeds”), on the 150th day after such Deemed Liquidation Event, to redeem all outstanding shares of pre-2023 preferred stock in accordance with the liquidation preference noted below.
If the Deemed Liquidation Event results in a liquidation, dissolution, or winding up of the Company, the consideration shall be allocated to the pre-2023 preferred and common stockholders in accordance with the terms of the Certificate of Incorporation applicable to the respective liquidation event. The pre-2023 preferred stockholders, through their representation on the Board of Directors, Deemed Liquidation Event provisions, and liquidation and dissolution provisions, could elect to liquidate the Company in a Deemed Liquidation Event, where net cash settlement could be required pursuant to the articles of the Certificate of Incorporation and therefore, redemption of the pre-2023 preferred stock would be considered outside of the Company’s control and its common stockholders. While the Certificate of Incorporation states that pre-2023 preferred stockholders and common stockholders are entitled to be paid out of the consideration payable or out of Available Proceeds, holders of each class of shares may not always be entitled to the same form of consideration. The pre-2023 preferred stockholders could force the pre-2023 preferred shares to be redeemed upon the occurrence of a Deemed Liquidation Event, including change of control or merger, that is not solely within the control of the Company. Consequently, the pre-2023 preferred stock has been classified in Mezzanine Equity.
Mezzanine Equity
On August 5, 2021, the Company increased the authorized shares of preferred stock, $0.001 par value, to 2,930,121,789 shares, which includes 2,121,539,537 shares of Seed Preferred, 210,977,985 shares of Seed-1 Preferred, and 597,604,267 shares of Seed-2 Preferred.
During the years ended December 31, 2022 and 2021, preferred stock warrants were exercised and 80,792,496 and 307,625,953 shares of Seed Preferred, respectively, were issued in exchange for proceeds of $693,000 and $4,506,998, respectively, as well as a reduction in warrants liability of $9,932,991 and $4,802,776, respectively, for a total of $10,625,991 and $9,309,775, respectively. On July 19, 2021, convertible notes with a principal amount of $2,822,500, along with accrued interest of $427,790, for a total of $3,250,290, were converted into 210,977,985 shares of Seed-1 Preferred and 597,604,267 shares of Seed-2 Preferred.
As of December 31, 2022 and 2021, the Company had 1,372,152,604 and 1,291,360,108 shares of Seed Preferred, respectively, 210,977,985 shares of Seed-1 Preferred, and 597,604,267 shares of Seed-2 Preferred that were issued and outstanding.
As of December 31, 2022 and 2021, the Company has recorded mezzanine equity at historical cost, which was $34,792,203 and $24,166,212, respectively. The fair value of mezzanine equity was calculated using significant unobservable inputs (Level 3), and as of December 31, 2022 and 2021, the fair value of mezzanine equity was estimated to be $304,205,838 and $166,138,367, respectively.
a.Voting Rights
The shares of preferred stock include voting rights based on the number of shares of common stock the holders would receive upon conversion.
b.Dividends
The holders of preferred stock are entitled to dividends, which shall accumulate on each outstanding share of preferred stock at the rate per annum of 8% of a base amount equal to the sum of (i) the initial conversion price of approximately $0.0117 per share of Seed Preferred, approximately $0.0023 per share of Seed-1 Preferred, and approximately $0.0046 per share of Seed-2 Preferred, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the preferred stock (“Seed OIP”), and (ii) the amount of any previously accumulated and compounded dividends on such share. Dividends on preferred stock shall only be payable when declared by the Company’s Board of Directors, a dividend on Common Stock is declared, or conversion of the underlying preferred stock to common stock, none of which has occurred. Further, dividends shall be payable if a Deemed Liquidation Event occurs or upon an initial public offering resulting in at least $100,000,000 of gross proceeds, neither of which is deemed probable. During the years ended December 31, 2022 and 2021, dividends in the amount of $1,744,075 and $1,374,684, respectively, were accumulated. As of December 31, 2022 and 2021, the cumulative accumulated dividends were $4,666,663 and $2,922,588, respectively, which are not recognized in the Consolidated Statements of Changes in Stockholders’ Deficit, and Consolidated Balance Sheets.
Further, if the Company declares, pays or sets aside any dividends on shares of any other class or series of capital stock of the Company (other than dividends on shares of common stock payable in shares of common stock), the holders of the preferred stock shall receive a dividend on each outstanding share of preferred stock in an amount at least equal to the sum of (i) the amount of the aggregate accumulate dividends not previously paid and (ii) an amount equal on a per-share basis to the dividend declared, paid or set aside on shares of any other class or series of capital stock of the Company.
c.Optional Conversion
Each share of preferred stock is convertible, at the option of the holder, at any time, and without payment of any additional consideration, into fully paid shares of the Company’s common stock. The conversion price is equal to the Seed OIP. The optional conversion feature is not required to be bifurcated from the preferred stock since the conversion feature into another form of equity is clearly and closely related to the preferred stock.
d.Mandatory Conversion
Upon either (a) the closing of the sale of the Company’s common stock to the public for a price of at least $0.10 per share in an initial public offering that results in gross proceeds of at least $100,000,000 whereby the Company’s common stock is listed on the Nasdaq, the New York Stock Exchange, or another exchange approved by the Board of Directors, or (b) the occurrence of an event, specified by vote or written consent of (i) the holders of at least a majority of the outstanding shares of preferred stock and (ii) the Company’s largest preferred stockholder, then all outstanding shares of preferred stock shall automatically be converted into shares of common stock, at the then effective preferred stock conversion rate. The conversion price is equal to the Seed OIP. The mandatory conversion features are not required to be bifurcated from the preferred stock since the Company determined the nature of the host is equity-like and the conversion options would not require bifurcation.
e.Liquidation Event
In the event of a liquidation, dissolution, or winding up of the Company, holders of preferred stock are entitled to be paid out of the assets of the Company available for distribution to its stockholders, or in the event of a Deemed Liquidation Event, preferred stockholders are entitled to be paid out of the consideration payable to stockholders or out of Available Proceeds, both before any payment to holders of common stock and in an amount equal to the Seed OIP plus any accruing, but unpaid dividends (the “Seed PS Liquidation Preference”). As of December 31, 2022, the liquidation preference of Seed Preferred was $20,364,558, Seed-1 Preferred was $545,276 and Seed-2 Preferred was $3,089,035, for a total of $23,998,869. The carrying amount of preferred stock is greater than the Seed PS Liquidation Preference due to the warrant fair values which were added to the carrying amount of preferred stock upon exercise, partially offset by the accumulated dividends.
If upon such liquidation, dissolution, or winding up of the Company, or Deemed Liquidation Event, the assets of the Company available for distribution to its stockholders are not sufficient to satisfy the Seed PS Liquidation Preference, the holders of shares of preferred stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.
In the event of a liquidation, dissolution, or winding up of the Company, after satisfying the Seed PS Liquidation Preference, the holders of shares of the common stock shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, or, in the case of a Deemed Liquidation Event, the holders of shares of common stock shall be entitled to be paid out of the consideration payable to stockholders or out of the Available Proceeds in an amount equal to approximately $0.0117 per share (the “Common Stock Liquidation Amount”).
If upon any such liquidation, dissolution or winding up of the Company or Deemed Liquidation Event, after satisfaction of the Seed PS Liquidation Preference, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of common stock the full amount to which they shall be entitled under the Common Stock Liquidation Amount, the holders of shares of common stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.
In the event of any liquidation, dissolution or winding up of the Company, after the payment in full of the Seed PS Liquidation Preference and the Common Stock Liquidation Amount the remaining assets of the Company available for distribution to its stockholders or, in the case of a Deemed Liquidation Event, the consideration not payable to the holders of shares of preferred pursuant to the Seed PS Liquidation Preference and the holders of shares of common stock pursuant to the Common Stock Liquidation Amount or the remaining Available Proceeds, as the case may be, shall be distributed among the holders of the shares of preferred stock and common stock, pro rata based on the number of shares held by each such holder, treating for this purpose all such securities as if they had been converted to common stock immediately prior to such liquidation, dissolution or winding up of the Company.
f.Deemed Liquidation Event
Deemed Liquidation Events are defined as (1) a merger or consolidation, (2) the sale, lease, transfer, exclusive license or other disposition, whether in a single or series of related transactions, of substantially all the assets of the Company taken as a whole, (3) the sale or transfer by the Company or its stockholders of more than 50% of the voting power of the Company in a single or series of related transactions other than in a transaction or series of transactions effected by the Company primarily for financing purposes.
In the event of a Deemed Liquidation Event involving a consolidation or a transfer of substantially all the assets of the Company, if the Company does not effect a dissolution of the Company under the law within ninety (90) days after such Deemed Liquidation Event, then (i) the Company shall send a written notice to each holder of preferred stock no later than the ninetieth (90th) day after the Deemed Liquidation Event advising such holders of their right (and the requirements to be met to secure such right) pursuant to the terms of the following clause; (ii) to require the redemption of such shares of preferred stock, and (iii) if the holders of at least a majority of the then outstanding shares of preferred stock so request in a written instrument delivered to the Company not later than one hundred twenty (120) days after such Deemed Liquidation Event, the Company shall use the consideration received by the Company for such Deemed Liquidation Event (net of any retained liabilities associated with the assets sold or technology licensed, as determined in good faith by the Board of Directors of the Company), together with any other assets of the Company available for distribution to its stockholders, all to the extent permitted by Delaware law governing distributions to stockholders (“Available Proceeds”), on the 150th day after such Deemed Liquidation Event, to redeem all outstanding shares of preferred stock in accordance with the liquidation preference noted below.
If the Deemed Liquidation Event results in a liquidation, dissolution, or winding up of the Company, the consideration shall be allocated to the preferred and common stockholders in accordance with the terms of the Certificate of Incorporation applicable to the respective liquidation event. The preferred stockholders, through their representation on the Board of Directors, Deemed Liquidation Event provisions, and liquidation and dissolution provisions, could elect to liquidate the Company in a Deemed Liquidation Event, where net cash settlement could be required pursuant to the articles of the Certificate of Incorporation and therefore, redemption of the preferred stock would be considered outside of the Company’s control and its common stockholders. While the Certificate of Incorporation states that preferred stockholders and common stockholders are entitled to be paid out of the consideration payable or out of Available Proceeds, holders of each class of shares may not always be entitled to the same form of consideration. The preferred stockholders could force the preferred shares to be redeemed upon the occurrence of a Deemed Liquidation Event, including change of control or merger, that is not solely within the control of the Company. Consequently, the preferred stock has been classified in Mezzanine Equity.

TLG Acquisition One Corp
Temporary Equity [Line Items]
Class A Common Stock Subject to Possible Redemption	Class A Common Stock Subject to Possible Redemption
The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of June 30, 2023 and December 31, 2022, there were 7,948,405 shares of Class A common stock outstanding, all of which were subject to possible redemption.
As of June 30, 2023 and December 31, 2022, the Class A common stock issued in the Initial Public Offering and issued as part of the Over-Allotment Units is recognized in Class A common stock subject to possible redemption as follows:

Gross proceeds from Initial Public Offering	$400,000,000
Less:
Fair value of Public Warrants at issuance	(24,533,330)
Offering costs allocated to Class A common stock subject to possible redemption	(21,284,250)
Plus:
Accretion on Class A common stock subject to possible redemption amount	45,817,580
Class A common stock subject to possible redemption, as of December 31, 2021	400,000,000
Plus:
Accretion on Class A common stock subject to possible redemption amount	4,101,927
Less:
Redemption of Class A common stock subject to possible redemption amount	(324,362,141)
Class A common stock subject to possible redemption, as of December 31, 2022	79,739,786
Plus:
Accretion on Class A common stock subject to possible redemption amount	1,874,987
Class A common stock subject to possible redemption, as of March 31, 2023	$81,614,773
Plus:

Waiver of Class A share issuance costs	13,141,800
Less:
Accretion on Class A common stock subject to possible redemption amount	(11,294,932)
Class A common stock subject to possible redemption, as of June 30, 2023	$83,461,641
Class A Common Stock Subject to Possible Redemption
The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of December 31, 2022 and 2021, there were 7,948,405 and 40,000,000 shares of Class A common stock outstanding, all of which were subject to possible redemption.
The Class A common stock issued in the Initial Public Offering and issued as part of the Over-Allotment Units were recognized in Class A common stock subject to possible redemption as follows:

Gross proceeds from Initial Public Offering	$400,000,000
Less:
Fair value of Public Warrants at issuance	(24,533,330)
Offering costs allocated to Class A common stock subject to possible redemption	(21,284,250)
Plus:
Accretion on Class A common stock subject to possible redemption amount	45,817,580
Class A common stock subject to possible redemption, as of December 31, 2021	$400,000,000
Accretion on Class A common stock subject to possible redemption amount	4,101,927
Redemption of Class A common stock subject to possible redemption amount	(324,362,141)
Class A common stock subject to possible redemption, as of December 31, 2022	$79,739,786